COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Oct. 30, 2014 vessel	May 31, 2014 vessel	Apr. 30, 2014 company vessel	Oct. 31, 2014 company	Sep. 30, 2014 vessel	Sep. 30, 2014 vessel	Mar. 31, 2015 company	Jan. 31, 2015 vessel	Sep. 22, 2014 vessel	Dec. 31, 2014	Oct. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Apr. 01, 2015
Unrecorded Unconditional Purchase Obligation [Line Items]
Cash paid to acquire SPCs	$ 24,085,000	$ 0	$ 0
Newbuilding installments assumed	548,700,000													548,700,000
Cash acquired upon purchase of SPCs	68,560,000	0	0
Claims for damages against charterers	2,400,000													2,400,000
Capital Addition Purchase Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed				490,000,000
Frontline 2012 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of SPCs expected to acquire							25
Number of SPCs acquired				13			5
Number of Capesize Newbuildings Delivered					2	2	3	3	2	3
Noncash or Part Noncash Acquisition, Payables Assumed							150,000,000
Cash acquired upon purchase of SPCs				25,100,000			43,400,000
Subsequent Event [Member] | Capital Addition Purchase Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Newbuilding installments assumed											935,500,000									936,600,000
Subsequent Event [Member] | Frontline 2012 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of SPCs acquired											12
Number of Capesize Newbuildings Delivered												4
Cash paid to acquire SPCs											36,400,000
Cash acquired upon purchase of SPCs											108,600,000
Subsequent Event [Member] | Frontline 2012 [Member] | Capital Addition Purchase Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Noncash or Part Noncash Acquisition, Payables Assumed											404,000,000
KSL Santiago [Member] | Frontline 2012 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of Capesize Newbuildings Delivered													1
Cash paid to acquire SPCs													37,600,000
KSL San Francisco [Member] | Frontline 2012 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Cash paid to acquire SPCs					36,500,000
KSL Santos [Member] | Frontline 2012 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Cash paid to acquire SPCs					37,600,000
Golden Zhejiang [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds from Legal Settlements														3,100,000	3,300,000	3,200,000	9,700,000
Battersea [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Claims for damages against charterers		17,000,000																	17,000,000
Proceeds from Legal Settlements							100,000											200,000	756,000
Common Stock [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of shares issued as consideration							15,500,000
Common Stock [Member] | Frontline 2012 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of shares issued as consideration				31,000,000			15,500,000.0
Common Stock [Member] | Subsequent Event [Member] | Frontline 2012 [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of shares issued as consideration											31,000,000
Scenario, Forecast [Member] | Frontline 2012 [Member] | Capital Addition Purchase Commitments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Remainder of Fiscal Year											163,300,000
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months											240,700,000
Other Operating Income (Expense) [Member] | Golden Zhejiang [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds from Legal Settlements	17,500,000
Time Charter Revenue [Member] | Golden Zhejiang [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds from Legal Settlements	$ 1,900,000																$ 1,900,000